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                             Janus Investment Fund
                            Janus Money Market Fund
                       Janus Government Money Market Fund
                                Investor Shares

                       Supplement dated December 31, 2006
                      To Currently Effective Prospectuses

At a meeting held on October 6, 2006, the Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization which would result in the transfer of the assets and liabilities relating to the Institutional Shares and Service Shares classes of Janus Money Market Fund and Janus Government Money Market Fund (each, a "Current Fund" and together, the "Current Funds") to corresponding Institutional Shares and Service Shares classes of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, respectively (the "Reorganization"). Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (each, a "New Fund" and together, the "New Funds") are new series of Janus Adviser Series. The proposed Agreement and Plan of Reorganization is subject to approval by shareholders of Janus Money Market Fund and Janus Government Money Market Fund at a Special Meeting of Shareholders to be held on February 16, 2007 (or any adjournments or postponements thereof).

As of the effective date of the Reorganization (expected on or about February 23, 2007 if approved by shareholders), holders of Investor Shares of a Current Fund would remain shareholders of the Current Fund. Holders of Institutional Shares and Service Shares of a Current Fund would own shares of the corresponding class of the corresponding New Fund of Janus Adviser Series equal in number and value to the shares owned immediately before the Reorganization.

The fee structure of Investor Shares of each Current Fund will remain the same after the Reorganization. Janus Capital Management LLC ("Janus Capital") intends to continue to waive one-half of its investment advisory fee paid by each Current Fund. Such waiver is voluntary and may be changed or terminated at any time at the discretion of Janus Capital. Total assets of each Current Fund will be lower immediately following the Reorganization. Based on October 31, 2006 net assets of Investor Shares of each Current Fund, assuming consummation of the Reorganization as of that date, there is not expected to be an increase in the total expense ratio of the Current Fund.

Shareholders of each Current Fund as of December 12, 2006 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders, details regarding the Reorganization, and voting instructions. If applicable, the financial intermediary will generally be forwarding these materials to shareholders of record as of December 12, 2006 and requesting the shareholder's vote. The Proxy Statement is also available on the SEC's website at www.sec.gov and at www.janus.com or by calling Janus at 1-800-29JANUS.

You should consider this information in deciding whether a Current Fund is an appropriate investment for you.

                             Janus Investment Fund
                            Janus Money Market Fund
                       Janus Government Money Market Fund
                                Investor Shares

                       Supplement dated December 31, 2006
           To Currently Effective Statement of Additional Information

At a meeting held on October 6, 2006, the Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization which would result in the transfer of the assets and liabilities relating to the Institutional Shares and Service Shares classes of Janus Money Market Fund and Janus Government Money Market Fund (each, a "Current Fund" and together, the "Current Funds") to corresponding Institutional Shares and Service Shares classes of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, respectively (the "Reorganization"). Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (each, a "New Fund" and together, the "New Funds") are new series of Janus Adviser Series. The proposed Agreement and Plan of Reorganization is subject to approval by shareholders of Janus Money Market Fund and Janus Government Money Market Fund at a Special Meeting of Shareholders to be held on February 16, 2007 (or any adjournments or postponements thereof).

As of the effective date of the Reorganization (expected on or about February 23, 2007 if approved by shareholders), holders of Investor Shares of a Current Fund would remain shareholders of the Current Fund. Holders of Institutional Shares and Service Shares of a Current Fund would own shares of the corresponding class of the corresponding New Fund of Janus Adviser Series equal in number and value to the shares owned immediately before the Reorganization.

The fee structure of Investor Shares of each Current Fund will remain the same after the Reorganization. Janus Capital Management LLC ("Janus Capital") intends to continue to waive one-half of its investment advisory fee paid by each Current Fund. Such waiver is voluntary and may be changed or terminated at any time at the discretion of Janus Capital. Total assets of each Current Fund will be lower immediately following the Reorganization. Based on October 31, 2006 net assets of Investor Shares of each Current Fund, assuming consummation of the Reorganization as of that date, there is not expected to be an increase in the total expense ratio of the Current Fund.

Shareholders of each Current Fund as of December 12, 2006 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders, details regarding the Reorganization, and voting instructions. If applicable, the financial intermediary will generally be forwarding these materials to shareholders of record as of December 12, 2006 and requesting the shareholder's vote. The Proxy Statement is also available on the SEC's website at www.sec.gov and at www.janus.com or by calling Janus at 1-800-29JANUS.

You should consider this information in deciding whether a Current Fund is an appropriate investment for you.